Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax paid
Net amounts payable at beginning of year	R 652	R 1,465	R 2,410
Net interest and penalties on tax	(81)	(12)	(5)
Income tax per income statement	5,783	10,156	12,925
Foreign exchange differences recognised in income statement	(3)	(10)	104
Translation of foreign operations	21	(15)	(17)
Current tax beginning balance and expenses	6,372	11,584	15,417
Net tax receivable/(payable) per statement of financial position	921	(652)	(1,465)
Tax payable	(636)	(1,108)	(1,876)
Tax receivable	1,557	456	411
Per the statement of cash flows	7,293	10,932	13,952
Normal tax	7,293	10,932	13,952
South Africa
Tax paid
Normal tax	5,351	7,939	11,500
Foreign Countries
Tax paid
Normal tax	R 1,942	R 2,993	R 2,452